RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 01, 2022	Aug. 22, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Related Party Transaction [Line Items]
Due from Related Parties				$ 47,623
Proceeds from Related Party Debt				60,000	$ 14,000
Convertible Debt, Noncurrent				$ 415,000		$ 406,000
Subsequent Event [Member] | Mr Kline [Member]
Related Party Transaction [Line Items]
Purchase of common stock	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms	the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023.
Warrant, Exercise Price, Increase	$ 0.0001
Warrants And SPA Agreements [Member]
Related Party Transaction [Line Items]
Percentage of Weighted Average Cost Inventory				25.00%		25.00%
Evergreen Venture Capita LLC [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 265,000
Debt Instrument, Term		18 months
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt conversion converted instrument types		the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share.
Notes Payable, Related Parties				$ 25,000		$ 25,000
Convertible Debt, Noncurrent				31,958		$ 22,985
Debt Conversion, Converted Instrument, Type		the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share.
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Due from Related Parties					$ 41,082
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 136,936
Related Party Transaction, Rate			3.40%	3.40%